Dividends	12 Months Ended
Dec. 31, 2017
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Dividends
31	DIVIDENDS

Pursuant to the shareholders’ approval at the Annual General Meeting on 31 May 2017, a final dividend of RMB0.24 (inclusive of tax) per ordinary share totalling RMB6,784 million in respect of the year ended 31 December 2016 was declared and paid in 2017. The dividend has been recorded in the consolidated financial statements for the year ended 31 December 2017.

Pursuant to the shareholders’ approval at the Annual General Meeting on 30 May 2016, a final dividend of RMB0.42 (inclusive of tax) per ordinary share totalling RMB11,871 million in respect of the year ended 31 December 2015 was declared and paid in 2016. The dividend has been recorded in the consolidated financial statements for the year ended 31 December 2016.

Pursuant to the shareholders’ approval at the Annual General Meeting on 28 May 2015, a final dividend of RMB0.40 (inclusive of tax) per ordinary share totalling RMB11,306 million in respect of the year ended 31 December 2014 was declared and paid in 2015. The dividend has been recorded in the consolidated financial statements for the year ended 31 December 2015.

A distribution of RMB380 million (inclusive of tax) to the holders of Core Tier 2 Capital Securities was approved by management in 2017 according to the authorisation by the Board of Directors, which was delegated by the General Meeting.

A distribution of RMB386 million (inclusive of tax) to the holders of Core Tier 2 Capital Securities was approved by management in 2016 according to the authorization by the Board of Directors, which was delegated by the General Meeting.

A distribution of RMB185 (inclusive of tax) million to the holders of Core Tier 2 Capital Securities was approved by the management in 2015 according to the authorization by the Board of Directors, , which was delegated by the General Meeting.

Pursuant to a resolution passed at the meeting of the Board of Directors on 22 March 2018, a final dividend of RMB0.40 (inclusive of tax) per ordinary share totalling approximately RMB11,306 million for the year ended 31 December 2017 was proposed for shareholders’ approval at the forthcoming Annual General Meeting. The dividend has not been recorded in the consolidated financial statements for the year ended 31 December 2017.